Long-Term Debt (Details 8) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Maturity
2014	$ 11,342
2015	4,045
2016	2,701
2017	1,851
2018	25,733
Thereafter	532,315
Total	577,987	529,013
Fair value (including current maturities)	$ 548,730	$ 490,194